Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2018
Deferred income tax
Schedule of movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$'m	$'m	$'m
At January 1, 2017	469	(928)	(459)
(Charged)/credited to the income statement (Note 6)	(67)	207	140
(Charged)/credited to other comprehensive income	(6)	1	(5)
Reclassification	4	(4)	—
Exchange	28	(66)	(38)
At December 31, 2017	428	(790)	(362)
Credited to the income statement (Note 6)	36	29	65
Credited/(charged) to other comprehensive income	7	(3)	4
Reclassification	(36)	36	—
Exchange	(3)	7	4
At December 31, 2018	432	(721)	(289)

Schedule of components of deferred income tax assets and liabilities

	At December 31,
	2018	2017
	$'m	$'m
Tax losses	49	34
Employee benefit obligations	179	187
Depreciation timing differences	83	90
Provisions	69	70
Other	52	47
	432	428
Available for offset	(178)	(207)
Deferred tax assets	254	221
Intangible assets	(344)	(395)
Accelerated depreciation and other fair value adjustments	(343)	(369)
Other	(34)	(26)
	(721)	(790)
Available for offset	178	207
Deferred tax liabilities	(543)	(583)

Schedule of tax credit/(charge) recognized in the consolidated income statement

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Tax losses	18	(2)	(3)
Employee benefit obligations	3	(21)	(13)
Depreciation timing differences	4	(6)	(13)
Provisions	(1)	(26)	—
Other deferred tax assets	12	(12)	(17)
Intangible assets	52	155	42
Accelerated depreciation and other fair value adjustments	(20)	29	(4)
Other deferred tax liabilities	(3)	23	(9)
	65	140	(17)